Other financial Liabilities - Interest rate swaps (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other financial liabilities
Valuation adjustments reserve related to hedging relationship for which hedge accounting no longer applied	$ 2,602
Market value	(3,079)	$ (4,392)
Derivatives [member]
Other financial liabilities
Nominal Amount	23,463	38,040
Later Than Six Years And Not Later Seven Years [Member] | Lease Of Hydroelectrical Installations [Member]
Other financial liabilities
Nominal Amount		$ 143,916
Fixed Interest Rate		2.05%
Reference Floating Interest Rate		6-month Euribor
Market value	(3,079)	$ (4,392)
Later Than Six Years And Not Later Seven Years [Member] | Lease Of Hydroelectrical Installations [Member] | Fixed rate
Other financial liabilities
Nominal Amount	$ 137,400
Fixed Interest Rate	2.05%
Reference Floating Interest Rate	6-month Euribor